SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 3) - Feb. 28, 2026 ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance obligations	$ 25,163	¥ 3,926,801
Within One Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance obligations	19,155	2,989,155
Two To Five Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance obligations	5,510	859,861
Greater Than Five Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance obligations	$ 498	¥ 77,785